WARRANTS (Details Narrative) - USD ($)	1 Months Ended				3 Months Ended
	Mar. 26, 2021	Mar. 25, 2021	Jan. 19, 2021	Nov. 30, 2020	Mar. 31, 2021
Warrants issued					$ 969,849
Exercise price			$ 1.00	$ 0.20
Five-Year Common Stock [Member]
Warrants issued	$ 16,971	$ 116,667	$ 100,000	$ 350,000
Exercise price	$ 3.30	$ 1.50	$ 1.00	$ 1.00
Five-Year Common Stock One [Member]
Warrants issued		$ 116,667		$ 40,000
Exercise price		$ 2.00		$ 0.264